SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

36. SUBSEQUENT EVENTS

On April 19, 2024, the Board of Directors of Grupo Supervielle approved a program for the repurchase of the Group’s shares pursuant to Article 64 of Law 26,831 and CNV regulations. The Group decided to establish the Program as a result of the current national macroeconomic context and considering that Grupo Supervielle’s shares does not reflect the real value of the society’s assets nor their potential value.

The terms and conditions for the acquisition of its own shares under the Program are the following: (i) maximum amount of the investment: up to Ps.4,000,000,000; (ii) maximum number of shares to be acquired: up to 10% of the capital stock of Grupo Supervielle, as established by the applicable Argentine laws and regulations; (iii) payable price: up to Ps.1,600.00 per Class B share and U.S.$8.00 per ADS on the New York Stock Exchange, and (iv) term for the acquisition: 120 days as from the next day of the date of publication of the information in the Bolsa de Buenos Aires Daily Bulletin, subject to any renewal or extension of the term, which will be informed to the public by the same means.

As of the date of these financial statements, Grupo Supervielle has acquired under the second program a total of 550,000 Class B Shares in ByMA, reaching an execution of 17.4% of the program and 0.12% of the capital stock. Grupo Supervielle has acquired a total of 14,600,492 Class B Shares representing 3.20% of the capital stock.